OTHER OPERATING EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Operating Expense [Abstract]
Services provided by third parties	$ 95,064	$ 106,526	$ 156,868
Losses on disposal of fixed assets	(414)	(316)	(352)
Taxes other than income tax	4,344	11,610	9,494
Other management expenses	123	259	64
Total	$ 99,945	$ 118,711	$ 166,778